BUSINESS COMBINATION (Narrative) (Details) € in Thousands, kr in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Jul. 19, 2017 USD ($)	Jul. 19, 2017 DKK (kr)	Dec. 31, 2016 USD ($)	Dec. 07, 2016 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Oct. 19, 2017
Euro Member Countries, Euro [Member]
Consideration | €					€ 700
Harsec [Member]
Percentage of acquistion of outstanding shares	100.00%	100.00%
Consideration | $	$ 1,579
Percentage of consideration paid	90.00%	90.00%						10.00%
Harsec [Member] | Danish Krone
Consideration | kr		kr 10,000
Easyserve Ltd [Member]
Percentage of acquistion of outstanding shares				51.00%
Consideration | $			$ 359
Contingent consideration | $						$ 120
Amount the seller will pay back | $						180
Easyserve Ltd [Member] | Maximum [Member]
Purchase price out of net profits | $						$ 359
Easyserve Ltd [Member] | Third Party [Member]
Percentage of acquistion of outstanding shares				49.00%
Easyserve Ltd [Member] | Euro Member Countries, Euro [Member]
Consideration | €				€ 300
Contingent consideration | €				100
Amount the seller will pay back | €							€ 150
Easyserve Ltd [Member] | Euro Member Countries, Euro [Member] | Maximum [Member]
Purchase price out of net profits | €				€ 300